Financial instruments and related risk management (Measurement of fair values) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets [Abstract]
Cash and cash equivalents	$ 1,114,860,000	$ 600,462,000	$ 566,809,000
Short-term investments	99,603,000	0
Accounts receivable	360,312,000	346,800,000
Derivative assets	21,166,000	103,000
Financial assets	1,595,941,000	947,365,000
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	871,355,000	619,035,000
Current portion of long-term debt	0	285,707,000
Lease obligation	14,933,000	9,839,000
Derivative liabilities	18,921,000	143,609,000
Long-term debt	996,348,000	995,583,000
Financial liabilities	1,901,557,000	2,053,773,000
Net	(305,616,000)	(1,106,408,000)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	21,166,000	103,000
Financial liabilities [Abstract]
Derivative liabilities	17,244,000	140,437,000
Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	1,677,000	3,172,000
Fair value through profit or loss [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	0	0
Current portion of long-term debt		0
Lease obligation	0	0
Long-term debt	0	0
Financial liabilities	18,921,000	143,609,000
Net	2,245,000	(143,506,000)
Fair value through profit or loss [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	17,244,000	140,437,000
Fair value through profit or loss [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	1,677,000	3,172,000
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	871,355,000	619,035,000
Current portion of long-term debt		285,707,000
Lease obligation	14,933,000	9,839,000
Long-term debt	996,348,000	995,583,000
Financial liabilities	1,882,636,000	1,910,164,000
Net	(307,861,000)	(962,902,000)
Financial liabilities at amortised cost category [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Financial liabilities at amortised cost category [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Fair value through profit or loss [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Short-term investments	0
Accounts receivable	0	0
Financial assets	21,166,000	103,000
Fair value through profit or loss [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	21,166,000	103,000
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents	1,114,860,000	600,462,000
Short-term investments	99,603,000
Accounts receivable	360,312,000	346,800,000
Financial assets	1,574,775,000	947,262,000
Financial liabilities [Abstract]
Net	(307,861,000)	(962,902,000)
Financial assets at amortised cost category [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	$ 0	$ 0